Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 8: Intangible Assets

Intangible assets and related amortization expense were as follows:

	December 31, 2016
($ in millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Management agreements	$88	$(33)	$55
Capitalized software	41	(26)	15

	$129	$(59)	$70

	December 31, 2015
($ in millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Management agreements	$88	$(28)	$60
Capitalized software	33	(19)	14

	$121	$(47)	$74

Amortization expense on intangible assets was $12 million, $12 million, and $10 million for the years ended December 31, 2016, 2015, and 2014, respectively.

As of December 31, 2016, we estimated our future amortization expense for our amortizing intangible assets to be as follows:

($ in millions)	Future Amortization Expense
Year
2017	$12
2018	9
2019	7
2020	5
2021	4
Thereafter	33

$70